Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Stated At Cost less Accumulated Amortization

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Software and technology	1,509,433	1,509,433
Less: accumulated amortization	(553,459)	(855,345)
	955,974	654,088

Schedule of Estimated Amortization Expense	Estimated amortization expense relating to the intangible assets for each of the next five years is as follows:
Year ending December 31,	RMB
2026	301,886
2027	301,886
2028	50,316
Total expected amortization expense	654,088